VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Banks: 8.1%
Bank for Foreign Trade of Vietnam JSC *	7,621,045	$29,764,183
Saigon - Hanoi Commercial Joint Stock Bank *	27,428,400	12,627,600
		42,391,783
Capital Goods: 7.4%
Development Investment Construction JSC *	9,999,286	5,778,871
Gelex Group JSC	12,374,764	6,556,348
Ha Do Group JSC *	2,734,520	3,569,373
Hoang Huy Investment Financial Services JSC	11,952,220	3,769,275
IDICO Corp. JSC	4,918,910	8,659,791
Tasco JSC *	6,235,900	4,225,297
Vietnam Construction and Import-Export JSC	6,699,190	5,837,447
		38,396,402
Diversified Financials: 14.5%
Sai Gon-Ha Noi Securities JSC *	12,726,650	4,989,567
SSI Securities Corp.	29,573,308	27,208,161
Viet Capital Securities JSC	10,710,850	14,736,656
VIX Securities JSC	20,391,380	6,723,430
VNDirect Securities Corp.	33,581,980	22,295,747
		75,953,561
Energy: 2.0%
PetroVietnam Drilling & Well Services JSC *	5,385,788	4,667,033
PetroVietnam Technical Services Corp.	5,165,200	5,590,901
		10,257,934
Food, Beverage & Tobacco: 21.9%
HAGL JSC *	16,242,600	5,089,139
Hoang Anh Gia Lai International Agriculture JSC *	19,828,500	3,706,569
KIDO Group Corp.	2,683,830	6,978,491
Masan Group Corp.	8,011,276	26,633,111
Saigon Beer Alcohol Beverage Corp.	2,389,700	18,849,641
Thanh Thanh Cong - Bien Hoa JSC *	10,285,181	6,327,843
Vietnam Dairy Products JSC	12,246,841	38,900,640
Vinh Hoan Corp.	3,416,700	7,801,186
		114,286,620
Insurance: 1.4%
Bao Viet Holdings	3,596,096	7,457,631
Materials: 11.4%
Duc Giang Chemicals JSC	4,670,232	10,260,521
Hoa Phat Group JSC	35,906,497	31,940,263
	Number of Shares	Value
Materials (continued)
Hoa Sen Group *	8,691,540	$5,980,473
PETROVIETNAM CA MAU FERTILIZ	4,931,900	5,051,850
Petrovietnam Fertilizer & Chemicals JSC	4,520,700	6,427,848
		59,660,955
Real Estate: 28.9%
Dat Xanh Group JSC *	6,365,000	3,424,973
Khang Dien House Trading and Investment JSC *	3,472,540	4,091,003
Kinh Bac City Development Holding Corp. *	8,295,200	8,578,575
No Va Land Investment Group Corp. *	31,247,658	17,016,098
Phat Dat Real Estate Development Corp. *	11,262,800	5,999,531
Van Phu - Invest Investment JSC	3,967,860	9,456,701
Vincom Retail JSC *	14,394,922	18,197,589
Vingroup JSC *	17,677,049	41,445,889
Vinhomes JSC 144A	19,357,067	42,534,608
		150,744,967
Transportation: 2.3%
Vietjet Aviation JSC *	2,623,740	11,769,933
Utilities: 1.9%
PetroVietnam Power Corp. *	17,453,610	9,864,570
Total Common Stocks (Cost: $514,849,907)		520,784,356

EXCHANGE TRADED FUND: 0.0% (Cost: $42,157)
DCVFMVN Diamond ETF	62,610	60,150

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $514,892,064)		520,844,506

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $711)
State Street Navigator Securities Lending Government Money Market Portfolio	711	711
Total Investments: 99.8% (Cost: $514,892,775)		520,845,217
Other assets less liabilities: 0.2%		1,122,174
NET ASSETS: 100.0%		$521,967,391

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $42,534,608, or 8.1% of net assets.
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VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Real Estate	28.9%	$150,744,968
Financials	24.1	125,802,975
Consumer Staples	21.9	114,286,620
Materials	11.5	59,660,955
Industrials	9.7	50,166,335
Energy	2.0	10,257,934
Utilities	1.9	9,864,570
Exchange Traded Fund	0.0	60,149
	100.0%	$520,844,506
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